DEBT - Related Party Convertible Notes Payable (Details) - Convertible Notes to related parties	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item
DEBT
Bearing interest rate							6.00%	6.00%
Minimum gross proceeds from equity financing required for conversion of debt							$ 10,000,000	$ 10,000,000
Number of consecutive quarters for achievement of positive free cash flow from operations required for conversion of debt | item							2	2
Term prior to maturity date for achievement of positive free cash flow from operations required for conversion of debt							90 days	90 days
Interest expense	$ 0	$ 83,178	$ 156,411	$ 247,726
Unamortized debt issuance costs	0		0		$ 9,189
Debt discounts	$ 0		0		$ 0
Amortization of debt discounts			$ 1,088	$ 141,628
Conversion rate					30.00%	30.00%